SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31,	December 31,	December 31,
	2017	2016	2015

Cash paid during the period for:
Interest	$5,747	$14,540	$10,216
Income taxes	$-	$-	$-

There were no significant non-cash transactions during the years ended December 31, 2017, December 31, 2016, or December 31, 2015.